Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stock by Class
The table set forth below reflects information about the Company’s equity, as of December 31, 2021. The 3,051,000 Sponsor Earn Out shares held in escrow and the 2,000,000 Management Earn Out shares are considered contingently issuable shares and therefore excluded from the number of Class A Common Stock issued and outstanding in the table below.

	Authorized	Issued	Outstanding
Common Stock - Class A	950,000,000	24,718,402	24,718,402
Common Stock - Class B	300,000,000	291,092,303	291,092,303
Preferred Stock	100,000,000	—	—
Total	1,350,000,000	315,810,705	315,810,705